Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Rent expense	$ 532
Rent expense		$ 569
Weighted average remaining lease term	2 years 2 months 12 days
Weighted average discount rate	9.25%